Schedule of compensation of key management personnel (Details) - SGD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Significant Related Party Transactions
Salaries, bonuses, and allowances	$ 158,420	$ 132,000
Employer’s contribution to Central Provident Fund	20,975	15,096
Key management personnel compensation	$ 179,395	$ 147,096